UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street, B9

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-4100

Date of fiscal year end: September 30

Date of reporting period: June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS June 30, 2019 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value

MORTGAGE-BACKED SECURITIES	60.2%
PRIVATE(a)	26.8%
Home Equity	26.8%
Argent Securities Trust Series 2006-M2 (Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor)(b) 2.64%, 09/25/36		$1,171,021	$549,638
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5 (Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor)(b) 2.86%, 01/25/36		3,609,757	2,657,008
Bella Vista Mortgage Trust Series 2004-1 (Floating, ICE LIBOR USD 1M + 0.70%, 0.35% Floor, 11.25% Cap)(b) 3.08%, 11/20/34		402,893	408,506
Chase Funding Trust Series 2003-3 (Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor)(b) 2.94%, 04/25/33		280,355	269,974
Chase Funding Trust Series 2004-2 (Floating, ICE LIBOR USD 1M + 0.50%, 0.25% Floor)(b) 2.90%, 02/26/35		1,531,944	1,469,286
Countrywide Asset-Backed Certificates Series 2006-22 (Floating, ICE LIBOR USD 1M + 0.23%, 0.23% Floor)(b) 2.63%, 05/25/47		3,854,947	879,013
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4 (Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor)(b) 2.58%, 04/25/37		5,600,000	2,740,886
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-2 6.00%, 03/25/35		388,928	369,594
CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 07/25/27		135,633	294,572
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1 (Floating, ICE LIBOR USD 1M + 0.69%, 0.46% Floor)(b) 3.09%, 10/25/35		322,385	263,993
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A (Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor)(b) 2.85%, 04/25/37		10,000,000	3,122,540
Home Equity Mortgage Trust Series 2005-3 (Floating, ICE LIBOR USD 1M + 1.08%, 0.72% Floor)(b) 3.48%, 11/25/35		442,390	438,442
JP Morgan Mortgage Acquisition Corp. Series 2006-FRE2 (Floating, ICE LIBOR USD 1M + 0.37%, 0.37% Floor)(b) 2.77%, 02/25/36		4,853,497	1,552,920
JP Morgan Mortgage Acquisition Trust Series 2007-CH1(c) 4.91%, 11/25/36		412,418	287,035
Lehman Mortgage Trust Series 2008-4 (Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(b) 2.78%, 01/25/37		625,354	297,046
Merrill Lynch Mortgage Investors Trust Series 2005-A6 (Floating, ICE LIBOR USD 1M + 0.65%, 0.65% Floor)(b) 3.38%, 08/25/35		1,487,926	995,488

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS June 30, 2019 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value

Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 (Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor)(b) 2.66%, 07/25/37		$4,092,548	$2,306,994
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3 (Floating, ICE LIBOR USD 1M + 1.08%, 0.54% Floor)(b) 3.48%, 03/25/33		49,094	46,903
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE9 (Floating, ICE LIBOR USD 1M + 0.89%, 0.59% Floor)(b) 3.29%, 11/25/34		1,952,999	1,924,583
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1(c) 5.82%, 03/25/47		1,008,219	1,061,941
Saxon Asset Securities Trust Series 2003-1 4.03%, 06/25/33		181,807	188,037
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2 (Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap)(b) 3.10%, 01/25/45		215,011	212,991

			22,337,390

U.S. GOVERNMENT AGENCIES	33.4%
Fannie Mae Pool (Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 7.99% Cap)(b) 2.99%, 03/01/48		813,621	828,493
Fannie Mae Pool (Floating, ICE LIBOR USD 1Y + 1.60%, 1.60% Floor, 8.05% Cap)(b) 3.05%, 07/01/48		807,911	824,373
Fannie Mae TBA 4.00%, 07/19/49		5,500,000	5,684,443
Fannie Mae TBA 4.50%, 07/19/49		9,000,000	9,404,559
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 7.89% Cap)(b) 2.89%, 09/01/47		822,404	834,824
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.64%, 1.64% Floor, 8.07% Cap)(b) 3.07%, 06/01/48		960,172	979,734
Freddie Mac Non Gold Pool (Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 9.25% Cap)(b) 3.25%, 07/01/48		834,042	856,831
Government National Mortgage Association Series 2016-116(d) 3.50%, 11/20/44		18,861,652	2,387,036
Government National Mortgage Association Series 2016-60(d) 3.50%, 05/20/46		8,186,768	1,321,524
Government National Mortgage Association Series 2017-117 (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap)(b)(d) 3.82%, 08/20/47		5,610,177	1,168,527
Government National Mortgage Association Series 2017-68 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(d) 3.77%, 05/20/47		17,421,447	3,473,767

			27,764,111

TOTAL MORTGAGE-BACKED SECURITIES (Cost $48,346,746)			50,101,501

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS June 30, 2019 (Unaudited)

	Percentage
	of Net		Principal
	Assets		Amount	Value

MUNICIPAL BONDS	10.8%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40			$5,353,568	$4,162,399
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Capital Appreciation Restructured Series 0.00%, 07/01/51			28,509,000	4,809,183

TOTAL MUNICIPAL BONDS (Cost $8,512,848)				8,971,582

U.S. GOVERNMENT OBLIGATIONS	19.1%
U.S. Treasury Bill(e) 2.09%, 07/02/19			5,650,000	5,649,695
U.S. Treasury Bill(e) 2.18%, 07/09/19			4,608,000	4,606,019
U.S. Treasury Bill(e) 2.20%, 07/30/19			5,650,000	5,640,248

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $15,894,940)				15,895,962

	Percentage of Net
	Assets		Shares	Value

SHORT-TERM INVESTMENTS(a)	27.5%
Northern Institutional Treasury Portfolio (Premier Class) 2.22%(f)			22,860,218	22,860,218

TOTAL SHORT-TERM INVESTMENTS (Cost $22,860,218)				22,860,218

TOTAL INVESTMENTS (Cost $95,614,752)	117.6%			97,829,263
NET OTHER ASSETS (LIABILITIES)	(17.6%	)		(14,672,580)

NET ASSETS	100.0%			$83,156,683

(a)All or a portion of this security is designated as collateral for the TBA security at June 30, 2019.

(b)Floating rate security. The rate presented is the rate in effect at June 30, 2019, and the related index and spread are shown parenthetically for each security.

(c)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.

(d)Interest only security

(e)The rate presented is the discount rate at the time of purchase.

(f)The rate presented is the 7-day current yield as of June 30, 2019.

Abbreviations:

TBA – To be announced

See Notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund. The investment objective of the Fund is to seek to maximize total return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•  Level 1 —quoted prices in active markets for identical assets

•  Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three fair value levels defined above:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities	$—	$50,101,501	$—	$50,101,501
Short-Term Investments	22,860,218	—	—	22,860,218
U.S. Government Obligations	—	15,895,962	—	15,895,962
Municipal Bonds	—	8,971,582	—	8,971,582

Total Investments	$22,860,218	$74,969,045	$—	$97,829,263

As of June 30, 2019, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended June 30, 2019.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited)

B.	FEDERAL INCOME TAX

As of June 30, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
River Canyon Total Return Bond Fund	$95,594,280	$2,782,137	$(547,154)	$2,234,983

ADVISERS INVESTMENT TRUST VONTOBEL U.S. EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS June 30, 2019 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

COMMON STOCKS	96.8%
Communication Services	9.8%
Alphabet, Inc. - Class C(a)		479	$517,756
Comcast Corp. - Class A		7,505	317,311
Electronic Arts, Inc.(a)		2,374	240,391
Walt Disney (The) Co.		2,707	378,006

			1,453,464

Consumer Discretionary	19.3%
Amazon.com, Inc.(a)		346	655,196
Aptiv PLC		1,856	150,021
Booking Holdings, Inc.(a)		298	558,664
Floor & Decor Holdings, Inc. - Class A(a)		3,487	146,105
Home Depot (The), Inc.		1,316	273,689
Las Vegas Sands Corp.		2,589	152,984
NIKE, Inc. - Class B		2,899	243,371
O’Reilly Automotive, Inc.(a)		382	141,080
Royal Caribbean Cruises Ltd.		1,220	147,876
Starbucks Corp.		1,868	156,594
TJX (The) Cos., Inc.		4,560	241,133

			2,866,713

Consumer Staples	17.5%
Alimentation Couche-Tard, Inc. - Class B		7,764	488,589
Anheuser-Busch InBev S.A./N.V. - ADR		3,388	299,872
Casey’s General Stores, Inc.		988	154,118
Coca-Cola (The) Co.		7,841	399,264
Constellation Brands, Inc. - Class A		2,141	421,648
Mondelez International, Inc. - Class A		7,917	426,726
PepsiCo, Inc.		3,215	421,583

			2,611,800

Financials	10.1%
Berkshire Hathaway, Inc. - Class B(a)		2,068	440,836
CME Group, Inc.		1,731	336,004
M&T Bank Corp.		1,333	226,703
Moody’s Corp.		420	82,030
PNC Financial Services Group (The), Inc.		1,683	231,042
Wells Fargo & Co.		4,065	192,356

			1,508,971

Health Care	15.9%
Becton Dickinson and Co.		1,578	397,672
Boston Scientific Corp.(a)		8,077	347,149
Edwards Lifesciences Corp.(a)		788	145,575
Johnson & Johnson		2,108	293,602
Medtronic PLC		5,254	511,687
UnitedHealth Group, Inc.		2,755	672,248

			2,367,933

See Notes to Schedules of Investments.

1

ADVISERS INVESTMENT TRUST VONTOBEL U.S. EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS June 30, 2019 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

Industrials	2.9%
Air Lease Corp.		6,277	$259,491
Copart, Inc.(a)		2,247	167,941

			427,432

Information Technology	15.5%
Adobe, Inc.(a)		838	246,917
Amphenol Corp. - Class A		1,932	185,356
Mastercard, Inc. - Class A		2,407	636,724
Microsoft Corp.		4,728	633,363
Visa, Inc. - Class A		3,470	602,218

			2,304,578

Materials	4.5%
Ecolab, Inc.		820	161,901
Martin Marietta Materials, Inc.		920	211,701
Sherwin-Williams (The) Co.		658	301,555

			675,157

Real Estate	1.3%
American Tower Corp.		944	193,001

TOTAL COMMON STOCKS (Cost $12,270,799)			14,409,049

SHORT-TERM INVESTMENTS	3.5%
Northern Institutional
U.S. Government Select Portfolio – Shares Class, 2.25%(b)		525,744	525,744

TOTAL SHORT-TERM INVESTMENTS (Cost $525,744)			525,744

TOTAL INVESTMENTS (Cost $12,796,543)	100.3%		14,934,793
NET OTHER ASSETS (LIABILITIES)	(0.3%)		(49,175)

NET ASSETS	100.0%		$14,885,618

(a)Non-income producing security.

(b)The rate presented is the 7-day current yield as of June 30, 2019.

Abbreviations:

ADR – American Depositary Receipt

At June 30, 2019, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	87.1%
Ireland	4.4
Canada	3.3
Belgium	2.0
Total	96.8%

See Notes to Schedules of Investments.

2

ADVISERS INVESTMENT TRUST VONTOBEL U.S. EQUITY INSTITUTIONAL FUND NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel U.S. Equity Institutional Fund (the “Fund”) is a series of the Trust and commenced operations on March 27, 2018. These financial statements and notes only relate to the Fund.

The Fund is a diversified fund. The investment objective of the Fund is to provide long-term capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

3

ADVISERS INVESTMENT TRUST VONTOBEL U.S. EQUITY INSTITUTIONAL FUND NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2019 in valuing the Fund’s investments based upon the three fair value levels defined above:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant	Unobservable
Fund	Prices	Observable Inputs	Inputs	Total

Vontobel U.S. Equity Institutional Fund
Common stocks*	$14,409,049	$—	$—	$14,409,049
Short-Term Investments	525,744	—	—	525,744

Total Investments	$14,934,793	$—	$—	$14,934,793

*See additional categories in the Schedule of Investments.

As of June 30, 2019, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended June 30, 2019.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Vontobel U.S. Equity Institutional Fund	$12,798,284	$2,177,584	$(41,075)	$2,136,509

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Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President and Principal Executive Officer

Date:	August 28, 2019

By:	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	August 28, 2019